Revenue and other income - Additional information (Details)			1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 19, 2023 option	Jan. 25, 2023 EUR (€)	Mar. 31, 2023 EUR (€) target_option	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				€ 1,671,000	€ 8,293,000
Monalizumab agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in revenue from contracts with customers				2,900,000
Revenue from collaboration and licensing agreements				56,000	2,994,000
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				0	0
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				916,000	897,000
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				0	4,000,000
Milestone payment received				€ 0	€ 4,000,000
Agreement with Sanofi, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance received			€ 25,000,000
Advance received - exclusive license			18,500,000
Payments for research work			1,500,000
Payments for target options			€ 5,000,000
Number of target options | target_option			2
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements						€ 1,700,000
Advance received		€ 31,800,000
Advance received - exclusive license		18,500,000	€ 13,300,000
Payments for research work			1,700,000
Number of options excercised for licenses | option	1
Number of exclusive options granted | option	2
Milestone payment received - option exercised		€ 13,300,000
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received - option exercised			€ 15,000,000